Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000215087 | U.S. Government Agency Adjustable Rate Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000215087 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215087 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215087 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000215087 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	81.40%
C000024691 | U.S. Government Agency Adjustable Rate Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000024691 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024691 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024691 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024691 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	81.40%